Long-Term Debt And Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt And Lines of Credit [Abstract]
Debt Outstanding

	December 31,
	2017	2016
Revolver	$26,200	$25,000
Term loan	75,000	83,750
Total	101,200	108,750
Current portion of term loan	(10,000)	(8,750)
Long-term debt	$91,200	$100,000

Schedule of Principal Payments of the Term Loan

2018	$10,000
2019	65,000
$75,000

Interest Paid During Period

2017	$3,626
2016	3,047
2015	2,988

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	< 3.50 to 1.00	0.62 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated
Fixed Charges)	> 1.50 to 1.00	2.10 to 1.00

Annual Operating Lease Commitment	< $50.0 million	$23.5 million